Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of cash and cash equivalents

	2023	2022
	€’000	€’000
Cash and cash equivalents	860	5,239
Restricted cash	287	2,925
	1,147	8,164